CASH AND CASH EQUIVALENTS - (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,	December 31,	December 31,
	2019	2018	2017
Cash held in:
United States dollars	$4,489,501	$8,173,582	$16,989,119
Canadian dollars	525,371	483,730	70,112
Euros	277,961	585,497	447,926
	$5,292,833	$9,242,809	$17,507,157